Other Payables	9 Months Ended
Sep. 30, 2020
Trade and other payables [abstract]
Other Payables
13.	OTHER PAYABLES

	December 31, 2019	September 30, 2020
Payables for cash-settled share-based payment transactions (Note 21)	$755,787	$1,074,741
Payables for salaries and bonuses	1,037,213	692,961
Interest payables	392,970	649,875
Payables for professional fees	923,726	244,994
Others	137,146	83,282

	$3,246,842	$2,745,853